LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired loans [Abstract]
TDR		$ 2,518	$ 9,325
Non - TDR		203	299
TDR - allowance based on collateral		4,810	5,879
TDR's allowance based on present value cash flow		81,002	94,970
Non - TDR - allowance based on collateral		260	2,296
Non - TDR - allowance based on present value cash flow		0	0
Total impaired loans		88,793	112,769
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral		2,436	2,025
TDR - allowance based on present value cash flow		8,471	10,188
Non - TDR - allowance based on collateral		76	1,020
Non - TDR - allowance based on present value cash flow		0	0
Total amount of allowance for loan losses allocated		10,983	13,233
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	2,727	9,652
Unpaid Principal Balance, with no related allowance recorded	[1]	3,744	10,836
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	86,404	103,514
Unpaid Principal Balance, with an allowance recorded	[1]	90,182	108,211
Recorded Investment	[1]	89,131	113,166
Unpaid Principal Balance	[1]	93,926	119,047
Related Allowance	[1]	10,983	13,233
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	7,628	12,225	$ 16,800
Interest Income Recognized, with No Related Allowance	[2]	739	469	1,020
Average Recorded Investment, with Related Allowance	[2]	97,018	107,692	122,200
Interest Income Recognized, with Related Allowance	[2]	3,835	4,565	4,846
Average Recorded Investment	[2]	104,646	119,917	139,000
Interest Income Recognized	[2]	4,574	5,034	5,866
Accrued Interest Included in Recorded Investment [Member]
Impaired Loans by class [Abstract]
Recorded Investment	[1]	338	397
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	641	5,868
Unpaid Principal Balance, with no related allowance recorded	[1]	851	6,077
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	8,377	12,836
Unpaid Principal Balance, with an allowance recorded	[1]	9,232	13,797
Recorded Investment	[1]	9,018	18,704
Unpaid Principal Balance	[1]	10,083	19,874
Related Allowance	[1]	516	689
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	4,520	7,660	5,765
Interest Income Recognized, with No Related Allowance	[2]	387	250	340
Average Recorded Investment, with Related Allowance	[2]	12,677	12,772	18,164
Interest Income Recognized, with Related Allowance	[2]	439	677	587
Average Recorded Investment	[2]	17,197	20,432	23,929
Interest Income Recognized	[2]	826	927	927
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	818	1,051
Unpaid Principal Balance, with no related allowance recorded	[1]	1,393	1,606
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	1,690	3,456
Unpaid Principal Balance, with an allowance recorded	[1]	1,778	3,528
Recorded Investment	[1]	2,508	4,507
Unpaid Principal Balance	[1]	3,171	5,134
Related Allowance	[1]	296	499
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	952	1,145	3,092
Interest Income Recognized, with No Related Allowance	[2]	79	64	240
Average Recorded Investment, with Related Allowance	[2]	2,219	3,939	6,186
Interest Income Recognized, with Related Allowance	[2]	54	149	149
Average Recorded Investment	[2]	3,171	5,084	9,278
Interest Income Recognized	[2]	133	213	389
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	1,245	2,685
Unpaid Principal Balance, with no related allowance recorded	[1]	1,241	2,667
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	4,097	8,251
Unpaid Principal Balance, with an allowance recorded	[1]	4,439	8,486
Recorded Investment	[1]	5,342	10,936
Unpaid Principal Balance	[1]	5,680	11,153
Related Allowance	[1]	1,896	2,006
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	2,125	3,351	3,980
Interest Income Recognized, with No Related Allowance	[2]	257	152	226
Average Recorded Investment, with Related Allowance	[2]	6,663	8,500	11,795
Interest Income Recognized, with Related Allowance	[2]	104	294	457
Average Recorded Investment	[2]	8,788	11,851	15,775
Interest Income Recognized	[2]	361	446	683
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	23	0
Unpaid Principal Balance, with no related allowance recorded	[1]	183	49
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	47,792	53,206
Unpaid Principal Balance, with an allowance recorded	[1]	49,808	56,063
Recorded Investment	[1]	47,815	53,206
Unpaid Principal Balance	[1]	49,991	56,112
Related Allowance	[1]	5,132	6,195
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	19	29	5
Interest Income Recognized, with No Related Allowance	[2]	11	0	11
Average Recorded Investment, with Related Allowance	[2]	50,421	55,877	60,858
Interest Income Recognized, with Related Allowance	[2]	2,140	2,286	2,622
Average Recorded Investment	[2]	50,440	55,906	60,863
Interest Income Recognized	[2]	2,151	2,286	2,633
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	48
Unpaid Principal Balance, with no related allowance recorded	[1]	0	397
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	18,148	18,799
Unpaid Principal Balance, with an allowance recorded	[1]	18,319	18,963
Recorded Investment	[1]	18,148	18,847
Unpaid Principal Balance	[1]	18,319	19,360
Related Allowance	[1]	2,662	3,075
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	12	40	28
Interest Income Recognized, with No Related Allowance	[2]	0	1	0
Average Recorded Investment, with Related Allowance	[2]	18,448	19,458	21,708
Interest Income Recognized, with Related Allowance	[2]	670	753	836
Average Recorded Investment	[2]	18,460	19,498	21,736
Interest Income Recognized	[2]	670	754	836
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	168	162
Unpaid Principal Balance, with an allowance recorded	[1]	172	177
Recorded Investment	[1]	168	162
Unpaid Principal Balance	[1]	172	177
Related Allowance	[1]	9	14
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	161	160	136
Interest Income Recognized, with Related Allowance	[2]	8	6	4
Average Recorded Investment	[2]	161	160	136
Interest Income Recognized	[2]	8	6	4
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	244	125
Unpaid Principal Balance, with an allowance recorded	[1]	325	205
Recorded Investment	[1]	244	125
Unpaid Principal Balance	[1]	325	205
Related Allowance	[1]	15	27
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	172	57	42
Interest Income Recognized, with Related Allowance	[2]	13	2	2
Average Recorded Investment	[2]	172	57	42
Interest Income Recognized	[2]	13	2	2
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	76	40
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	2,364	2,744
Unpaid Principal Balance, with an allowance recorded	[1]	2,492	2,930
Recorded Investment	[1]	2,364	2,744
Unpaid Principal Balance	[1]	2,568	2,970
Related Allowance	[1]	143	219
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	1,604
Interest Income Recognized, with No Related Allowance	[2]	5	2	83
Average Recorded Investment, with Related Allowance	[2]	2,539	2,837	1,448
Interest Income Recognized, with Related Allowance	[2]	176	174	85
Average Recorded Investment	[2]	2,539	2,837	3,052
Interest Income Recognized	[2]	181	176	168
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	2,929	3,212
Unpaid Principal Balance, with an allowance recorded	[1]	2,951	3,215
Recorded Investment	[1]	2,929	3,212
Unpaid Principal Balance	[1]	2,951	3,215
Related Allowance	[1]	271	419
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	1,841
Interest Income Recognized, with No Related Allowance	[2]	0	0	96
Average Recorded Investment, with Related Allowance	[2]	3,055	3,359	1,546
Interest Income Recognized, with Related Allowance	[2]	193	188	86
Average Recorded Investment	[2]	3,055	3,359	3,387
Interest Income Recognized	[2]	193	188	182
Installment [Member] | Loans Not Secured By Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	587	711
Unpaid Principal Balance, with an allowance recorded	[1]	658	835
Recorded Investment	[1]	587	711
Unpaid Principal Balance	[1]	658	835
Related Allowance	[1]	42	89
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	470
Interest Income Recognized, with No Related Allowance	[2]	0	0	23
Average Recorded Investment, with Related Allowance	[2]	653	719	314
Interest Income Recognized, with Related Allowance	[2]	37	35	17
Average Recorded Investment	[2]	653	719	784
Interest Income Recognized	[2]	37	35	40
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	8	12
Unpaid Principal Balance, with an allowance recorded	[1]	8	12
Recorded Investment	[1]	8	12
Unpaid Principal Balance	[1]	8	12
Related Allowance	[1]	1	1
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	15
Interest Income Recognized, with No Related Allowance	[2]	0	0	1
Average Recorded Investment, with Related Allowance	[2]	10	14	3
Interest Income Recognized, with Related Allowance	[2]	1	1	1
Average Recorded Investment	[2]	10	14	18
Interest Income Recognized	[2]	$ 1	$ 1	$ 2

[1]	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2015 or 2014.
[2]	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2015, 2014 and 2013.